Goodwill and Intangible Assets Amortization Expense and Future Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Definite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1.3	$ 0.8	$ 0.8
2016	2.5
2017	2.5
2018	2.5
2019	2.5
2020	$ 2.3